Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net	Intangible asset, net consists of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(909,941)	(1,895,785)
Intangible asset, net	48,717,132	47,731,288

Schedule of Future Estimated Amortization Expenses	As of December 31, 2023, the future estimated amortization expenses are as below.
Estimated amortization expense
Years ended December 31,	RMB
2024	985,844
2025	985,844
2026	985,844
2027	985,844
2028	985,844
Thereafter	42,802,068
Total	47,731,288